Note 21 - Financial liabilities at amortized cost (Details) - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017
Deposits
Deposits from cental banks	[1]	€ 28,734	€ 37,054
Deposits from credit institutions		33,307	54,516
Customer deposits		367,312	376,379
Debt certificates, at amortized cost		62,349	63,915
Other financial liabilities, at amortized cost		11,370	11,850
FINANCIAL LIABILITIES AT AMORTIZED COST		€ 503,073	€ 543,713

[1]	(*) Of which: balance relating to repurchase agreement as of June 30, 2018 and December 31, 2017 is €1,849 million and € 6,155 million, respectively.